Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Trade and Other Receivables

	December 31,
	2019	2018
Trade and other receivables with customers	1,142,704	1,039,373
Trade and other receivables with others	37,878	42,406

	1,180,582	1,081,779

Allowance for doubtful accounts	(14,716)	(12,723)

	1,165,866	1,069,056

Schedule of Changes in the Allowance for Doubtful Accounts
The changes in the allowance for doubtful accounts are as follows
:

	December 31,
	2019	2018
Balance at the beginning of the year	12,723	6,925
Increases	5,532	7,505
Reversals	(3,539)	(1,707)

Balance at the end of the year	14,716	12,723

Schedule of Aging of Accounts Receivables	The schedule of accounts receivables are as follows:

	December 31,
	2019	2018
Not yet due	1,151,963	1,025,211
Up to 90 days	13,903	43,845
Over 91 days	14,716	12,723

	1,180,582	1,081,779